Valuation And Qualifying Accounts and Reserves (Schedule II)	12 Months Ended
May 31, 2019
Valuation And Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts and Reserves (Schedule II)

RPM International Inc. and Subsidiaries

Valuation And Qualifying Accounts and Reserves (Schedule II)

		Additions		Acquisitions
		Charged to		(Disposals)
	Balance at	Selling,		of Businesses				Balance at
	Beginning	General and		and		(Deductions)		End
(In thousands)	of Period	Administrative		Reclassifications		Additions		of Period
Year Ended May 31, 2019
Current:
Allowance for doubtful accounts	$46,344	$18,646		$(131)		$(10,111)	(1)	$54,748
Accrued product liability reserves	$12,900	$12,696		$—		$(13,857)	(2)	$11,739
Accrued loss reserves	$1,144	$875		$—		$(872)	(2)	$1,147
Noncurrent:
Accrued product liability	$29,902	$8,301		$—		(8,261)	(2)	$29,942
Environmental reserves	$3,571	$895		$—		$(255)		$4,211
Year Ended May 31, 2018
Current:
Allowance for doubtful accounts	$44,138	$4,487		$—		$(2,281)	(1)	$46,344
Accrued product liability reserves	$14,932	$6,169		$—		$(8,201)	(2)	$12,900
Accrued loss reserves	$1,102	$413		$—		$(371)	(2)	$1,144
Noncurrent:
Accrued product liability	$28,222	$16,581		$—		(14,901)	(2)	$29,902
Environmental reserves	$1,747	$5,350	(4)	$—		$(3,526)		$3,571
Year Ended May 31, 2017
Current:
Allowance for doubtful accounts	$24,600	$13,747		$—		$5,791	(1)	$44,138
Accrued product liability reserves	$25,100	$5,262		$—		$(15,430)	(2)	$14,932
Accrued loss reserves	$1,053	$636		$(322)	(3)	$(265)	(2)	$1,102
Noncurrent:
Accrued product liability	$29,045	$15,005		$281		$(16,109)	(2)	$28,222
Environmental reserves	$1,676	$404		$328	(3)	$(661)		$1,747

(1)	Uncollectible accounts written off, net of recoveries
(2)	Primarily claims paid during the year, net of insurance contributions
(3)	Primarily transfers between current and noncurrent
(4)	Approximately $1.7 million of the additions are reflected in the line item entitled, “Restructuring Expense,” in our Consolidated Statements of Income.